Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Trade and other current receivables [abstract]
Trade receivables-Related parties (refer note 25(c))			$ 44,387
Trade receivables, net	[1]	873,490	5,285,794	4,470,101
Total current trade and other receivables		$ 873,490	$ 5,330,181	$ 4,470,101

[1]	The allowance for credit losses for continuing operations was nil for the years ended June 30, 2026, 2025, and 2024. Prior year allowances related to the Disposal Group, which was reclassified to held for sale as of June 30, 2026.